Intangible	12 Months Ended
Dec. 31, 2021
Disclosure of intangible assets [text block] [Abstract]
Intangible
11.	Intangibles

(a)	The composition and movement of this caption as of the date of the consolidated statement of financial position is presented below:

	IT applications	Finite life intangible (c)	Indefinite life intangible (c)	Exploration cost and mining evaluation (b)	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost

As of January 1, 2020	25,145	24,543	1,975	48,726	100,389
Additions	4,954	-	-	270	5,224
Disposals	(1)	-	-	-	(1)
Transfers, note 10	4,173	-	-	534	4,707

As of December 31, 2020	34,271	24,543	1,975	49,530	110,319

Additions	7,152	-	-	1,739	8,891
Disposals	-	-	-	(54)	(54)
Transfers and reclassifications, note 10	-	-	-	64	64

As of December 31, 2021	41,423	24,543	1,975	51,279	119,220

Accumulated amortization
As of January 1, 2020	9,176	3,256	71	7,051	19,554
Additions	4,168	2,454	-	1,034	7,656

As of December 31, 2020	13,344	5,710	71	8,085	27,210
Additions	4,681	2,455	-	965	8,101
Disposals	-	-	-	(54)	(54)

As of December 31, 2021	18,025	8,165	71	8,996	35,257

Impairment (b)
Al of January 1, 2020	-	-	-	33,469	33,469

As of December 31, 2020	-	-	-	33,469	33,469

As of December 31, 2021				33,469	33,469

Net Carrying Value
As of December 31, 2020	20,927	18,833	1,904	7,976	49,640

As of December 31, 2021	23,398	16,378	1,904	8,814	50,494

(b)	As of December 31, 2021 and 2020, the exploration and evaluation assets include mainly capital expenditures related to the coal project and to other minor projects related to the cement business.

(c)	During the year 2018, the Group acquired brand and other intangibles for an amount of S/25,152,000 from a third party, which were recorded using the acquisition method reflecting their fair values at the acquisition date.

(d)	As of December 31, 2021 and 2020, the Group evaluated the conditions of use of the projects related to the exploration and mining evaluation costs and its other intangibles, not finding any indicators of impairment in said assets